UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - I Class	$53	0.48%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, security selection in the underlying large-cap value strategy contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, security selection within large-cap growth equities also had a positive impact.

  On the negative side, security selection in international equities was a leading detractor during the period. In particular, allocations to both emerging markets equities and international developed markets equities trailed their respective benchmarks and weighed on relative performance.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	514,743	514,168	516,555
8/31/16	535,311	534,870	539,228
11/30/16	536,039	533,035	539,941
2/28/17	571,864	575,132	574,426
5/31/17	600,531	604,297	593,561
8/31/17	625,476	626,401	612,126
11/30/17	658,797	664,378	644,275
2/28/18	675,157	683,223	654,680
5/31/18	676,522	675,825	654,354
8/31/18	692,128	697,876	674,532
11/30/18	660,331	657,870	643,603
2/28/19	686,456	677,468	666,646
5/31/19	681,867	667,085	660,799
8/31/19	715,240	695,937	687,061
11/30/19	749,866	747,850	728,642
2/29/20	721,492	703,794	694,431
5/31/20	720,637	703,308	690,304
8/31/20	815,153	810,935	766,604
11/30/20	865,833	860,095	817,670
2/28/21	924,342	916,688	865,080
5/31/21	985,188	997,610	929,779
8/31/21	1,025,606	1,043,193	958,185
11/30/21	1,001,224	1,025,836	934,576
2/28/22	950,565	988,272	911,613
5/31/22	882,134	929,948	861,051
8/31/22	840,690	877,484	818,003
11/30/22	857,557	906,626	841,934
2/28/23	853,565	906,626	845,961
5/31/23	877,752	937,858	850,234
8/31/23	921,445	999,894	893,138
11/30/23	932,628	1,015,537	901,501
2/29/24	1,016,071	1,116,497	973,750
5/31/24	1,053,212	1,158,784	995,994

202405-3565004, 202407-3567338

F212-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Spectrum Moderate Growth Allocation Fund (I Class)	19.99%	9.08%	9.52%
MSCI All Country World Index Net (Regulatory Benchmark)	23.56	11.68	10.81
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	17.14	8.55	8.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,339,399
Number of Portfolio Holdings	1,787
Investment Advisory Fees Paid (000s)	$14,095
Portfolio Turnover Rate	42.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	69.9%
Equity Mutual Funds	12.7
Bond Mutual Funds	7.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.2
Private Investment Companies	2.0
U.S. Government & Agency Mortgage-Backed Securities	2.0
Corporate Bonds	1.8
Asset-Backed Securities	0.5
Short-Term and Other	1.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	5.4%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.3
Microsoft	3.3
NVIDIA	2.8
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.1
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.0
Apple	2.0
Blackstone Partners Offshore Fund	2.0
Amazon.com	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

I Class (TGIPX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

This annual shareholder report contains important information about Spectrum Moderate Growth Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Growth Allocation Fund - Investor Class	$68	0.62%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderately Aggressive Target Risk Index, security selection in the underlying large-cap value strategy contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, security selection within large-cap growth equities also had a positive impact.

  On the negative side, security selection in international equities was a leading detractor during the period. In particular, allocations to both emerging markets equities and international developed markets equities trailed their respective benchmarks and weighed on relative performance.

  The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,285	10,287	10,268
2014	10,335	10,191	10,186
2015	10,614	10,386	10,353
2015	10,741	10,508	10,450
2015	10,074	9,640	9,787
2015	10,369	9,937	10,011
2016	9,628	9,107	9,392
2016	10,393	9,938	10,188
2016	10,808	10,339	10,635
2016	10,819	10,303	10,649
2017	11,539	11,117	11,330
2017	12,114	11,681	11,707
2017	12,614	12,108	12,073
2017	13,279	12,842	12,707
2018	13,605	13,206	12,912
2018	13,628	13,063	12,906
2018	13,939	13,489	13,304
2018	13,294	12,716	12,694
2019	13,812	13,095	13,148
2019	13,719	12,894	13,033
2019	14,384	13,452	13,551
2019	15,077	14,455	14,371
2020	14,502	13,604	13,696
2020	14,480	13,594	13,615
2020	16,371	15,675	15,120
2020	17,384	16,625	16,127
2021	18,553	17,719	17,062
2021	19,769	19,283	18,338
2021	20,574	20,164	18,899
2021	20,079	19,829	18,433
2022	19,056	19,102	17,980
2022	17,676	17,975	16,983
2022	16,838	16,961	16,134
2022	17,173	17,524	16,606
2023	17,087	17,524	16,685
2023	17,566	18,128	16,769
2023	18,431	19,327	17,616
2023	18,650	19,629	17,781
2024	20,312	21,581	19,206
2024	21,044	22,398	19,644

202405-3565004, 202407-3567338

F103-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Moderate Growth Allocation Fund (Investor Class)	19.80%	8.93%	7.72%
MSCI All Country World Index Net (Regulatory Benchmark)	23.56	11.68	8.40
Morningstar Moderately Aggressive Target Risk Index (Strategy Benchmark)	17.14	8.55	6.99

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,339,399
Number of Portfolio Holdings	1,787
Investment Advisory Fees Paid (000s)	$14,095
Portfolio Turnover Rate	42.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	69.9%
Equity Mutual Funds	12.7
Bond Mutual Funds	7.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	2.2
Private Investment Companies	2.0
U.S. Government & Agency Mortgage-Backed Securities	2.0
Corporate Bonds	1.8
Asset-Backed Securities	0.5
Short-Term and Other	1.5

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	5.4%
T. Rowe Price Institutional Emerging Markets Equity Fund	5.3
Microsoft	3.3
NVIDIA	2.8
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.1
T. Rowe Price International Bond Fund (USD Hedged) - I Class	2.0
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.0
Apple	2.0
Blackstone Partners Offshore Fund	2.0
Amazon.com	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Growth Allocation Fund

Investor Class (TRSGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	5,727
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund –
.
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
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T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 33 .70 $ 36 .50 $ 44 .67 $ 33 .61 $ 32 .63
Investment activities
Net investment income
(1)(2)
0 .59 0 .48 0 .36 0 .32 0 .40
Net realized and unrealized
gain/loss 6 .03 ( 0 .86 ) ( 4 .55 ) 11 .80 1 .45
Total from investment activities 6 .62 ( 0 .38 ) ( 4 .19 ) 12 .12 1 .85
Distributions
Net investment income ( 0 .68 ) ( 0 .44 ) ( 0 .30 ) ( 0 .34 ) ( 0 .48 )
Net realized gain — ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 )
Total distributions ( 0 .68 ) ( 2 .42 ) ( 3 .98 ) ( 1 .06 ) ( 0 .87 )
NET ASSET VALUE
End of period $ 39 .64 $ 33 .70 $ 36 .50 $ 44 .67 $ 33 .61

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
19 .80% ( 0 .62 ) % ( 10 .59 ) % 36 .53%
(4)
5 .54%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .76% 0 .76% 0 .74% 0 .73% 0 .74%
Net expenses after waivers/
payments by Price Associates 0 .62% 0 .62% 0 .61% 0 .62% 0 .63%
Net investment income 1 .61% 1 .42% 0 .84% 0 .81% 1 .17%
Portfolio turnover rate 42 .9% 62 .2% 73 .5% 55 .0% 74 .0%
Net assets, end of period (in
millions) $1,394 $1,358 $1,677 $3,245 $2,463
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 33 .75 $ 36 .61 $ 44 .82 $ 33 .70 $ 32 .69
Investment activities
Net investment income
(1)(2)
0 .64 0 .54 0 .49 0 .37 0 .44
Net realized and unrealized
gain/loss 6 .04 ( 0 .88 ) ( 4 .63 ) 11 .84 1 .46
Total from investment activities 6 .68 ( 0 .34 ) ( 4 .14 ) 12 .21 1 .90
Distributions
Net investment income ( 0 .73 ) ( 0 .54 ) ( 0 .39 ) ( 0 .37 ) ( 0 .50 )
Net realized gain — ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 )
Total distributions ( 0 .73 ) ( 2 .52 ) ( 4 .07 ) ( 1 .09 ) ( 0 .89 )
NET ASSET VALUE
End of period $ 39 .70 $ 33 .75 $ 36 .61 $ 44 .82 $ 33 .70

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
19 .99% ( 0 .50 ) % ( 10 .46 ) % 36 .71%
(4)
5 .69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .62% 0 .62% 0 .61% 0 .61% 0 .62%
Net expenses after waivers/
payments by Price Associates 0 .48% 0 .47% 0 .48% 0 .50% 0 .51%
Net investment income 1 .77% 1 .59% 1 .17% 0 .94% 1 .29%
Portfolio turnover rate 42 .9% 62 .2% 73 .5% 55 .0% 74 .0%
Net assets, end of period (in
thousands) $1,945,571 $1,655,328 $1,700,728 $564,680 $407,025
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.5%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 218
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 116
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 217
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 129
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 210,000 209
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 114
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 232,822 233
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 232,822 233
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 131
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 40
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 186
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 95,000 95
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 120
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.74%, 7/15/36 (1) 280,000 280
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 300,000 300

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 85,000 80
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 595,000 548
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 230,000 207
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 100,000 100
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 99
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 85,275 83
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 125,125 116
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 208,013 188
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 265,000 265
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 79,773 80
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 195,000 194

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 144
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 374
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 274
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 169
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 498
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  65,000 65
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 109
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 458
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 131,288 111
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 330,000 329
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 157
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 169
HPEFS Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 325,000 326

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 99
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 270,000 272
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 7/15/35 (1)(2) 250,000 250
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 250,000 250
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 250,000 251
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 92
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 331
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 302,512 298
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 87,901 89
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 155,000 155
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  85,000 84

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 250,000 251
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.236%, 7/20/29 (1) 250,000 250
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 265,000 266
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 47,821 48
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 140,000 140
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 250,000 252
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 94
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.841%, 4/15/37 (1) 315,000 314
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 29,021 29
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 148
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 138
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 437

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 90,000 90
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 85,000 85
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 380,000 380
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 277,711 242
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 64
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 35
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 185
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 45
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 415,000 414
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 218,519 204
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 555,000 554
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 7.175%, 4/22/35 (1) 250,000 249
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 6.575%, 7/20/31 (1) 395,000 396
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 340,000 328
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 605,000 605

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194,024 195
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 100
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 128
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.646%, 10/20/29 (1) 19,763 20
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 208
Total Asset-Backed Securities (Cost $18,421) 18,256
BOND MUTUAL FUNDS  7.4%
T. Rowe Price Inflation Protected Bond Fund - I Class,
9.60% (3)(4) 427,641 4,434
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.27% (3)(4) 6,162,421 40,980
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.44% (3)(4) 1,657,673 15,715
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.20% (3)(4) 5,382,936 41,502
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.82% (3)(4) 8,161,768 68,151
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 9.22% (3)(4) 1,675,312 7,824
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.71% (3)(4) 9,314,459 67,530
Total Bond Mutual Funds (Cost $302,123) 246,136
COMMON STOCKS  69.9%
COMMUNICATION SERVICES  4.8%
Diversified Telecommunication Services  0.4%
BT Group (GBP) (5) 1,838,668 3,078
Frontier Communications Parent (6) 28,823 768
KT (KRW)  82,241 2,196
Nippon Telegraph & Telephone (JPY)  6,412,900 6,298
12,340

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entertainment  0.6%
Electronic Arts  28,115 3,736
Liberty Media Corp-Liberty Live, Class C (6) 27,429 1,044
Netflix (6) 23,318 14,961
Sea, ADR (6) 20,221 1,366
21,107
Interactive Media & Services  3.0%
Alphabet, Class A (6) 45,234 7,803
Alphabet, Class C (6) 310,551 54,023
LY (JPY)  508,300 1,208
Match Group (6) 7,300 224
Meta Platforms, Class A  69,267 32,336
NAVER (KRW)  16,042 1,986
Reddit , Class A (6) 4,556 247
Tencent Holdings (HKD)  23,000 1,067
Vimeo (6) 116,307 451
99,345
Media  0.3%
Comcast, Class A  69,600 2,786
CyberAgent (JPY)  253,000 1,525
Ibotta , Class A (6) 2,153 209
WPP (GBP)  389,744 4,080
8,600
Wireless Telecommunication Services  0.5%
T-Mobile U.S.  90,961 15,915
15,915
Total Communication Services 157,307
CONSUMER DISCRETIONARY  6.5%
Automobile Components  0.4%
Autoliv , SDR (SEK)  31,083 3,973
Denso (JPY)  233,900 3,801
Dowlais Group (GBP)  782,051 695
Magna International  61,228 2,768
Modine Manufacturing (6) 4,300 434
Stanley Electric (JPY)  64,300 1,183
12,854
Automobiles  0.6%
Honda Motor (JPY)  122,400 1,386
Suzuki Motor (JPY)  228,100 2,719
Tesla (6) 38,704 6,892

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toyota Motor (JPY)  353,700 7,705
18,702
Broadline Retail  2.1%
Alibaba Group Holding, ADR  11,589 908
Amazon.com (6) 353,755 62,417
Etsy (6) 6,800 432
Next (GBP)  34,370 4,116
Ollie's Bargain Outlet Holdings (6) 8,680 715
Savers Value Village (6) 18,177 246
68,834
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (6) 12,392 1,303
Duolingo  (6) 3,074 588
Service Corp. International  10,647 763
Strategic Education  10,290 1,167
3,821
Hotels, Restaurants & Leisure  1.5%
Amadeus IT Group (EUR)  50,475 3,603
BJ's Restaurants (6) 19,544 685
Booking Holdings  3,073 11,605
Cava Group (6) 7,894 731
Chipotle Mexican Grill (6) 1,813 5,674
Compass Group (GBP)  201,282 5,651
DoorDash , Class A (6) 11,535 1,270
Dutch Bros, Class A (6) 27,034 957
Hilton Worldwide Holdings  28,146 5,646
McDonald's  32,714 8,469
Norwegian Cruise Line Holdings (6) 77,674 1,289
Papa John's International  16,909 786
Red Rock Resorts, Class A  12,511 641
Shake Shack, Class A (6) 7,400 702
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (6)(7)(8)(9) 90,236 395
Wyndham Hotels & Resorts  11,932 844
48,948
Household Durables  0.3%
Installed Building Products  3,255 690
Panasonic Holdings (JPY)  309,400 2,733
Persimmon (GBP)  114,169 2,133
Skyline Champion (6) 15,040 1,047
Sony Group (JPY)  59,600 4,893
11,496

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  1.1%
AutoZone (6) 1,111 3,077
Burlington Stores (6) 3,592 862
Caleres 18,426 639
Carvana  (6) 33,924 3,392
Five Below (6) 2,864 396
Floor & Decor Holdings, Class A (6) 2,968 347
Home Depot  7,240 2,424
Kingfisher (GBP)  1,173,917 3,974
Leslie's (6) 55,747 319
O'Reilly Automotive (6) 3,670 3,535
RH (6) 2,358 641
Ross Stores  19,812 2,769
TJX  67,693 6,979
Tractor Supply  21,962 6,266
Warby Parker, Class A (6) 33,201 588
36,208
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont (CHF)  23,426 3,770
Kering (EUR)  6,489 2,243
Lululemon Athletica  (6) 3,136 978
Moncler (EUR)  48,158 3,214
NIKE, Class B  11,194 1,064
Samsonite International (HKD) (6) 502,800 1,598
Skechers USA, Class A (6) 11,620 830
13,697
Total Consumer Discretionary 214,560
CONSUMER STAPLES  4.4%
Beverages  0.9%
Boston Beer, Class A (6) 3,553 1,114
Coca-Cola  225,246 14,175
Coca-Cola Consolidated  37 36
Diageo (GBP)  115,482 3,888
Heineken (EUR)  44,543 4,469
Keurig Dr Pepper  181,485 6,216
Kirin Holdings (JPY)  103,800 1,434
31,332
Consumer Staples Distribution & Retail  0.8%
Dollar General  20,530 2,811
Dollar Tree (6) 23,600 2,784
Seven & i Holdings (JPY)  308,700 3,984
Target  23,336 3,644

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  198,003 13,021
Welcia Holdings (JPY)  44,600 615
26,859
Food Products  0.8%
Barry Callebaut (CHF)  1,278 2,222
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (6)(7)(8) 11,919 45
Mondelez International, Class A  51,506 3,530
Nestle (CHF)  131,613 13,970
Post Holdings (6) 9,884 1,053
Simply Good Foods (6) 22,347 860
Utz Brands  42,120 781
Wilmar International (SGD)  1,153,300 2,645
25,106
Household Products  0.9%
Colgate-Palmolive  150,395 13,981
Procter & Gamble  95,276 15,676
29,657
Personal Care Products  1.0%
BellRing Brands (6) 31,670 1,842
Kenvue 670,052 12,932
L'Oreal (EUR)  10,535 5,200
Puig Brands, Class B (EUR) (6) 53,317 1,504
Unilever (GBP)  188,680 10,333
31,811
Total Consumer Staples 144,765
ENERGY  3.7%
Energy Equipment & Services  1.0%
Cactus, Class A  13,800 709
ChampionX 18,503 604
Expro Group Holdings (6) 41,660 914
Halliburton  414,604 15,216
Liberty Energy  28,962 715
Noble  9,498 441
Schlumberger  284,399 13,051
TechnipFMC 53,828 1,410
Weatherford International (6) 11,894 1,431
34,491
Oil, Gas & Consumable Fuels  2.7%
Antero Resources (6) 32,737 1,166
Chesapeake Energy  44,716 4,066

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron  19,510 3,167
ConocoPhillips  110,560 12,878
Diamondback Energy  44,040 8,775
DT Midstream  13,467 903
EQT  311,797 12,812
Equinor (NOK)  236,418 6,863
Exxon Mobil  53,021 6,217
Hess  5,073 782
Kimbell Royalty Partners  25,593 429
Kinder Morgan  92,485 1,803
Magnolia Oil & Gas, Class A  46,961 1,219
Matador Resources  10,492 666
Phillips 66  7,600 1,080
Range Resources  246,568 9,101
Shell, ADR  80,398 5,851
SM Energy  11,221 566
Southwestern Energy (6) 212,476 1,600
TotalEnergies (EUR)  127,974 9,376
Viper Energy  14,949 575
Williams  43,564 1,808
91,703
Total Energy 126,194
FINANCIALS  11.4%
Banks  3.6%
ANZ Group Holdings (AUD)  128,794 2,431
Banc of California  33,900 470
Bank of America  292,198 11,685
BankUnited 7,375 212
Blue Foundry Bancorp (6) 16,017 147
BNP Paribas (EUR)  44,455 3,282
Cadence Bank  31,466 898
Capitol Federal Financial  76,338 395
Citigroup  86,473 5,388
Columbia Banking System  43,181 833
CRB Group, Acquisition Date: 4/14/22, Cost $64 (6)(7)(8) 605 44
CrossFirst Bankshares  (6) 33,538 439
DBS Group Holdings (SGD)  113,691 3,032
Dime Community Bancshares  19,943 368
DNB Bank (NOK)  316,302 6,194
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $64 (6)(7)(8) 6,401 114
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (6)(7)(8) 2,736 49

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
East West Bancorp  35,712 2,649
Eastern Bankshares 40,218 551
Equity Bancshares, Class A  15,184 512
FB Financial  21,950 812
First Bancshares  20,934 531
Five Star Bancorp  19,762 453
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (6)(7)(8) 9,254 28
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (6)(7)(8) 1,736 1
HarborOne Bancorp  21,345 222
HDFC Bank (INR)  155,352 2,843
Home BancShares 25,237 594
ING Groep (EUR)  447,034 7,986
Intesa Sanpaolo (EUR)  916,092 3,609
JPMorgan Chase  135,041 27,363
Kearny Financial  32,148 182
Live Oak Bancshares  24,572 847
Mitsubishi UFJ Financial Group (JPY)  434,800 4,618
National Bank of Canada (CAD)  64,723 5,532
Origin Bancorp  18,052 564
Pacific Premier Bancorp  22,212 494
Pinnacle Financial Partners  13,924 1,107
PNC Financial Services Group  6,480 1,020
Popular  8,151 725
Prosperity Bancshares  12,800 797
SouthState 15,387 1,190
Standard Chartered (GBP)  312,855 3,116
Sumitomo Mitsui Trust Holdings (JPY)  77,516 1,802
Svenska Handelsbanken , Class A (SEK)  359,438 3,383
Texas Capital Bancshares (6) 11,143 672
United Overseas Bank (SGD)  185,400 4,227
Wells Fargo  61,500 3,685
Western Alliance Bancorp  13,868 874
118,970
Capital Markets  1.5%
Bridgepoint Group (GBP)  423,310 1,233
Brookfield (CAD)  79,762 3,473
Cboe Global Markets  9,650 1,669
Charles Schwab  121,522 8,905
CME Group  14,630 2,970
CVC Capital Partners (EUR) (6) 96,454 1,865
Goldman Sachs Group  26,315 12,013

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Julius Baer Group (CHF)  55,739 3,348
LPL Financial Holdings  18,262 5,227
Macquarie Group (AUD)  20,983 2,679
Morgan Stanley  22,635 2,215
MSCI  863 427
Onex (CAD)  9,348 663
S&P Global  5,287 2,260
StepStone Group, Class A  17,895 768
Stifel Financial  8,500 688
TMX Group (CAD)  31,817 854
51,257
Consumer Finance  0.4%
American Express  48,771 11,705
Encore Capital Group (6) 11,993 531
PRA Group (6) 12,654 273
12,509
Energy  0.3%
Sun Life Financial (CAD)  77,704 3,895
Tokio Marine Holdings (JPY)  189,100 6,551
10,446
Financial Services  2.6%
Adyen (EUR) (6) 1,785 2,315
ANT Group, Acquisition Date: 8/14/23, Cost $370 (6)(7)(8) 370,385 374
Berkshire Hathaway, Class B (6) 45,473 18,844
Challenger (AUD)  216,063 934
Corebridge Financial  71,694 2,091
Corpay  (6) 7,440 1,991
Fiserv (6) 78,308 11,727
Mastercard , Class A  26,576 11,881
Mitsubishi HC Capital (JPY)  233,400 1,549
PennyMac Financial Services  22,256 2,018
Toast, Class A (6) 25,503 618
Visa, Class A  112,914 30,765
85,107
Insurance  3.0%
AIA Group (HKD)  467,400 3,630
Allstate  56,317 9,434
Assurant  8,817 1,529
AXA (EUR)  243,853 8,805
Axis Capital Holdings  9,407 695
Bowhead Specialty Holdings (6) 3,722 100
Chubb  26,782 7,253

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Definity Financial (CAD)  46,618 1,479
First American Financial  12,501 695
Goosehead Insurance, Class A (6) 10,822 698
Hanover Insurance Group  8,979 1,185
Hartford Financial Services Group  5,468 566
Mandatum (EUR)  94,835 426
Marsh & McLennan  37,101 7,701
MetLife  150,752 10,910
Munich Re (EUR)  19,892 9,920
Oscar Health, Class A (6) 59,100 1,180
Progressive  44,427 9,382
RLI  4,374 639
Sampo , Class A (EUR)  98,562 4,219
Selective Insurance Group  18,976 1,852
Storebrand (NOK)  332,317 3,601
Travelers  40,238 8,679
White Mountains Insurance Group  489 884
Zurich Insurance Group (CHF)  10,048 5,288
100,750
Total Financials 379,039
HEALTH CARE  9.4%
Biotechnology  0.7%
AbbVie  30,676 4,946
Apellis Pharmaceuticals (6) 7,977 313
Arcellx  (6) 9,265 482
Argenx , ADR (6) 8,684 3,222
Arrowhead Pharmaceuticals (6) 19,400 445
Ascendis Pharma, ADR (6) 1,473 199
Black Diamond Therapeutics (6) 47,591 228
Blueprint Medicines (6) 7,725 815
Bridgebio Pharma (6) 10,905 305
Cabaletta Bio (6) 16,214 165
CG oncology (6) 4,797 156
Crinetics Pharmaceuticals (6) 13,866 616
CRISPR Therapeutics (6) 4,308 232
Cytokinetics (6) 22,400 1,087
Genmab (DKK) (6) 6,287 1,775
HilleVax  (6) 19,390 235
Immatics  (6) 38,829 428
Immunocore Holdings, ADR (6) 6,760 331
Immunovant  (6) 13,100 333
Insmed  (6) 16,333 899
Ionis Pharmaceuticals (6) 17,500 657

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Merus  (6) 5,300 282
MoonLake Immunotherapeutics  (6) 4,856 197
Nurix Therapeutics (6) 12,042 190
Prime Medicine (6) 17,937 116
Sana Biotechnology (6) 16,544 124
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (6)(8) 2,126 9
Syndax Pharmaceuticals (6) 5,166 100
Tango Therapeutics (6) 23,147 160
Vaxcyte  (6) 16,403 1,153
Vertex Pharmaceuticals (6) 8,982 4,090
Verve Therapeutics (6) 23,193 120
Xenon Pharmaceuticals (6) 7,714 294
Zentalis Pharmaceuticals (6) 18,602 221
24,925
Health Care Equipment & Supplies  1.1%
Alcon (CHF)  29,164 2,620
Align Technology (6) 962 248
Elekta , Class B (SEK)  242,321 1,993
EssilorLuxottica (EUR)  15,094 3,385
GE HealthCare Technologies  29,963 2,337
Haemonetics  (6) 10,195 857
Hologic  (6) 23,429 1,729
Intuitive Surgical (6) 19,137 7,695
Koninklijke Philips (EUR) (6) 143,343 3,915
Masimo  (6) 12,443 1,549
Neogen  (6) 57,756 760
Novocure  (6) 11,030 243
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (6)(7)
(8) 70,144 28
Penumbra (6) 2,210 419
PROCEPT BioRobotics  (6) 14,660 973
QuidelOrtho  (6) 16,392 724
Siemens Healthineers (EUR)  80,269 4,684
Stryker  8,107 2,765
Teleflex  2,446 511
37,435
Health Care Providers & Services  2.9%
Alignment Healthcare (6) 63,468 500
Cencora 62,129 14,077
Cigna Group  11,930 4,111
Elevance Health  43,123 23,221
Fresenius (EUR) (6) 91,335 2,914

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HCA Healthcare  9,270 3,149
Humana  5,881 2,106
Molina Healthcare (6) 17,463 5,494
NeoGenomics  (6) 72,050 988
Privia Health Group (6) 50,599 879
RadNet  (6) 5,566 326
Tenet Healthcare (6) 36,870 4,986
U.S. Physical Therapy  7,349 754
UnitedHealth Group  64,619 32,010
95,515
Health Care Technology  0.0%
Certara  (6) 36,844 625
625
Life Sciences Tools & Services  1.2%
10X Genomics, Class A (6) 23,494 527
Agilent Technologies  29,704 3,874
Azenta  (6) 3,550 179
Bruker  19,132 1,253
Danaher  28,223 7,248
Evotec (EUR) (6) 68,632 651
Repligen  (6) 4,526 675
Revvity 32,800 3,584
Sotera Health (6) 40,952 458
Stevanato Group  35,756 726
Thermo Fisher Scientific  38,214 21,705
40,880
Pharmaceuticals  3.5%
Astellas Pharma (JPY)  372,000 3,652
AstraZeneca, ADR  254,509 19,857
Bayer (EUR)  64,101 1,972
Bristol-Myers Squibb  24,200 994
Elanco Animal Health (6) 53,457 945
Eli Lilly  31,112 25,522
EyePoint Pharmaceuticals (6) 9,081 97
GSK, ADR  36,496 1,634
Johnson & Johnson  79,595 11,674
Merck  103,365 12,976
Neumora Therapeutics (6) 22,472 223
Novartis (CHF)  77,457 8,017
Novo Nordisk, Class B (DKK)  73,911 10,014
Otsuka Holdings (JPY)  35,000 1,445
Roche Holding (CHF)  26,418 6,745

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sanofi (EUR)  79,558 7,789
Shionogi (JPY)  29,600 1,334
Structure Therapeutics, ADR (6) 5,982 205
Zoetis  12,792 2,169
117,264
Total Health Care 316,644
INDUSTRIALS & BUSINESS SERVICES  8.6%
Aerospace & Defense  1.2%
Boeing (6) 14,300 2,540
Cadre Holdings  9,919 326
General Dynamics  39,857 11,948
General Electric  50,433 8,328
L3Harris Technologies  21,500 4,834
Leonardo DRS (6) 38,028 896
Loar Holdings (6) 3,645 208
Melrose Industries (GBP)  527,312 4,173
Safran (EUR)  23,315 5,460
TransDigm Group  1,108 1,488
40,201
Air Freight & Logistics  0.1%
FedEx  12,100 3,073
3,073
Building Products  0.1%
AAON  14,952 1,122
AZZ  23,066 1,935
CSW Industrials  4,089 1,040
Zurn Elkay Water Solutions  21,473 672
4,769
Commercial Services & Supplies  0.5%
Casella Waste Systems, Class A (6) 9,430 949
Cintas  1,480 1,003
Element Fleet Management (CAD)  286,928 5,099
Rentokil Initial (GBP)  161,516 861
Republic Services  32,944 6,101
Stericycle (6) 17,411 897
Tetra Tech  3,277 687
Veralto 4,416 435
VSE  9,815 803
16,835
Construction & Engineering  0.2%
API Group (6) 18,290 652

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arcosa 8,758 770
WillScot Mobile Mini Holdings (6) 24,277 957
Worley (AUD)  275,899 2,693
5,072
Electrical Equipment  1.3%
ABB (CHF)  133,496 7,360
AMETEK  55,263 9,372
GE Vernova  (6) 23,787 4,184
Legrand (EUR)  43,522 4,726
Mitsubishi Electric (JPY)  316,800 5,505
Prysmian (EUR)  92,039 6,054
Rockwell Automation  20,900 5,382
Thermon Group Holdings (6) 24,919 841
43,424
Ground Transportation  1.0%
Central Japan Railway (JPY)  71,000 1,584
CSX  403,255 13,610
Landstar System  3,861 703
Norfolk Southern  12,457 2,800
Old Dominion Freight Line  38,983 6,832
Saia (6) 4,064 1,664
Union Pacific  24,540 5,713
32,906
Industrial Conglomerates  1.0%
DCC (GBP)  36,556 2,669
Honeywell International  40,061 8,100
Roper Technologies  5,963 3,177
Siemens (EUR)  95,610 18,428
32,374
Machinery  2.0%
Crane  6,480 966
Cummins  43,834 12,349
Deere  14,797 5,545
Dover  30,391 5,587
Enerpac Tool Group  22,752 895
Enpro 6,642 1,018
Esab 16,761 1,723
ESCO Technologies  6,276 685
Federal Signal  19,345 1,780
Graco 8,516 688
IDEX  20,007 4,174
Ingersoll Rand  45,795 4,261

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
John Bean Technologies  7,222 690
KION Group (EUR)  43,218 2,045
Mueller Water Products, Class A  46,595 865
RBC Bearings (6) 6,470 1,910
Sandvik (SEK)  163,150 3,602
SMC (JPY)  2,700 1,364
Spirax-Sarco Engineering (GBP)  4,632 530
SPX Technologies (6) 12,668 1,766
THK (JPY)  67,300 1,305
Toro  7,449 597
Westinghouse Air Brake Technologies  77,706 13,150
67,495
Professional Services  0.6%
Booz Allen Hamilton Holding  31,804 4,841
Broadridge Financial Solutions  20,565 4,129
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (6)(7)(8) 11,790 51
NV5 Global (6) 4,667 439
Parsons (6) 20,505 1,561
Paycor HCM (6) 51,025 631
Paylocity Holding (6) 3,900 554
Recruit Holdings (JPY)  73,900 3,731
TechnoPro Holdings (JPY)  101,600 1,691
Teleperformance (EUR)  12,813 1,466
Verra Mobility (6) 36,698 978
20,072
Trading Companies & Distributors  0.6%
Ashtead Group (GBP)  30,965 2,268
Beacon Roofing Supply (6) 14,348 1,393
Bunzl (GBP)  73,896 2,778
Ferguson  11,823 2,432
FTAI Aviation  12,954 1,092
GMS (6) 7,700 723
Mitsubishi (JPY)  129,800 2,740
MSC Industrial Direct, Class A  5,693 489
Rush Enterprises, Class A  13,235 597
SiteOne Landscape Supply (6) 10,448 1,618
Sumitomo (JPY)  170,300 4,432
Transcat  (6) 1,845 235
20,797
Total Industrials & Business Services 287,018

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  16.0%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK) (5) 501,609 3,091
3,091
Electronic Equipment, Instruments & Components  1.4%
Amphenol, Class A  77,999 10,325
Cognex 8,995 410
CTS  17,943 950
Hamamatsu Photonics (JPY)  50,600 1,496
Insight Enterprises (6) 5,700 1,114
Keysight Technologies (6) 58,322 8,076
Largan Precision (TWD)  12,000 848
Mirion Technologies (6) 135,485 1,471
Murata Manufacturing (JPY)  153,800 2,909
Napco Security Technologies  16,243 807
Novanta  (6) 4,185 679
Omron (JPY)  30,800 1,006
PAR Technology (6) 47,717 2,129
PAR Technology PIPE, Acquisition Date: 3/8/24, Cost $255 (6)
(8) 6,599 294
TE Connectivity  82,967 12,420
Teledyne Technologies (6) 3,833 1,522
Vontier 17,216 688
47,144
IT Services  0.4%
Accenture, Class A  12,262 3,461
ASGN (6) 4,432 416
MongoDB (6) 6,107 1,442
NTT Data Group (JPY)  334,000 5,136
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $22 (6)
(7)(8) 458 36
Shopify, Class A (6) 40,647 2,404
Snowflake, Class A (6) 4,735 645
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (6)(7)(8) 2,720 93
13,633
Semiconductors & Semiconductor Equipment  7.1%
Advanced Micro Devices (6) 20,660 3,448
Allegro MicroSystems  (6) 20,981 632
Analog Devices  49,471 11,600
Applied Materials  45,890 9,870
ASML Holding (EUR)  13,187 12,617
ASML Holding  6,597 6,335

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Astera Labs (6) 1,560 101
Broadcom  6,691 8,889
Entegris 7,646 966
Intel  122,230 3,771
KLA  9,805 7,447
Lam Research  3,438 3,206
Lattice Semiconductor (6) 23,741 1,762
MACOM Technology Solutions Holdings (6) 14,421 1,458
Micron Technology  79,231 9,904
Monolithic Power Systems  4,071 2,995
NVIDIA  86,470 94,800
NXP Semiconductors  54,199 14,748
Onto Innovation (6) 9,411 2,039
Power Integrations  12,601 958
QUALCOMM  37,413 7,634
Renesas Electronics (JPY)  124,800 2,300
Taiwan Semiconductor Manufacturing (TWD)  520,759 13,336
Taiwan Semiconductor Manufacturing, ADR  14,376 2,171
Texas Instruments  47,878 9,337
Tokyo Electron (JPY)  21,900 4,651
236,975
Software  4.8%
Adobe (6) 8,986 3,997
Agilysys  (6) 6,078 580
Altair Engineering, Class A (6) 11,794 1,030
Amplitude, Class A (6) 80,427 717
Appfolio , Class A (6) 3,021 690
Atlassian , Class A (6) 6,738 1,057
Aurora Innovation (6) 130,806 313
BILL Holdings (6) 11,370 592
Braze, Class A (6) 21,557 812
Canva , Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (6)(7)
(8) 480 512
CCC Intelligent Solutions Holdings (6) 68,603 767
Confluent, Class A (6) 20,423 530
Crowdstrike Holdings, Class A (6) 3,738 1,172
Datadog , Class A (6) 7,629 841
Descartes Systems Group (6) 15,950 1,473
DoubleVerify Holdings (6) 45,446 827
Envestnet  (6) 14,646 959
Fortinet (6) 61,921 3,673
Gusto, Acquisition Date: 10/4/21, Cost $265 (6)(7)(8) 9,216 171
Intapp  (6) 27,295 980

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  8,344 4,810
JFrog  (6) 21,300 685
Manhattan Associates (6) 2,063 453
Microsoft  262,772 109,085
SAP (EUR)  38,403 7,003
ServiceNow  (6) 14,885 9,778
Socure , Acquisition Date: 12/22/21, Cost $46 (6)(7)(8) 2,872 18
Synopsys (6) 10,205 5,723
Varonis Systems (6) 15,500 666
Workiva  (6) 14,281 1,099
161,013
Technology Hardware, Storage & Peripherals  2.2%
Apple  346,420 66,599
Samsung Electronics (KRW)  125,270 6,637
73,236
Total Information Technology 535,092
MATERIALS  2.8%
Chemicals  1.1%
Air Liquide (EUR)  25,225 4,966
Akzo Nobel (EUR)  38,645 2,711
Asahi Kasei (JPY)  232,600 1,516
BASF (EUR)  49,760 2,634
Covestro (EUR) (6) 45,401 2,446
Element Solutions  70,265 1,689
HB Fuller  10,564 841
Johnson Matthey (GBP)  92,932 2,090
Linde  26,612 11,590
Mosaic  57,100 1,766
Nutrien 15,892 931
Sherwin-Williams  6,644 2,018
Umicore (EUR) (5) 73,375 1,453
36,651
Construction Materials  0.2%
Martin Marietta Materials  10,632 6,082
6,082
Containers & Packaging  0.4%
Amcor, CDI (AUD)  97,971 971
International Paper  227,663 10,265
Sealed Air  19,601 762
11,998

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining  1.0%
Antofagasta (GBP)  151,857 4,308
BHP Group (AUD)  80,794 2,405
BHP Group (GBP) (5) 116,052 3,464
Constellium  (6) 72,956 1,581
ERO Copper (CAD) (6) 44,510 948
Franco-Nevada  16,400 2,030
Freeport-McMoRan  77,314 4,077
IGO (AUD)  292,967 1,372
Pilbara Minerals (AUD)  868,992 2,212
Royal Gold  6,427 824
South32 (AUD)  730,548 1,936
Southern Copper  53,505 6,347
Wheaton Precious Metals  43,068 2,373
33,877
Paper & Forest Products  0.1%
Louisiana-Pacific  9,300 853
Stora Enso, Class R (EUR)  164,028 2,403
West Fraser Timber (CAD)  8,877 710
3,966
Total Materials 92,574
REAL ESTATE  0.9%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  42,008 682
682
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  7,328 1,211
Prologis, REIT  12,709 1,404
Rexford Industrial Realty, REIT  15,712 713
Terreno Realty, REIT  19,659 1,112
4,440
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  215,680 954
Great Portland Estates, Rights, 6/11/24 (GBP) (6) 123,203 168
1,122
Real Estate Management & Development  0.2%
Colliers International Group  7,362 826
DigitalBridge Group  88,021 1,201
FirstService 10,271 1,511
Mitsui Fudosan (JPY)  514,900 4,730
8,268

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  38,597 2,423
Flagship Communities REIT  25,948 387
Independence Realty Trust, REIT  65,717 1,097
3,907
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  1,454,517 3,069
3,069
Specialized Real Estate Investment Trusts  0.4%
CubeSmart , REIT  29,676 1,255
Public Storage, REIT  28,502 7,805
Weyerhaeuser, REIT  114,481 3,438
12,498
Total Real Estate 33,986
UTILITIES  1.3%
Electric Utilities  0.7%
Constellation Energy  58,361 12,679
IDACORP  7,190 686
NextEra Energy  59,403 4,753
OGE Energy  20,214 734
PNM Resources  25,614 982
Xcel Energy  59,308 3,289
23,123
Gas Utilities  0.1%
Beijing Enterprises Holdings (HKD)  258,000 909
Chesapeake Utilities  15,097 1,691
2,600
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  125,400 2,107
Talen Energy (6) 6,046 696
2,803
Multi-Utilities  0.4%
Ameren  50,077 3,674
Engie (EUR)  393,039 6,659
National Grid (GBP)  313,453 3,552
National Grid, Rights, 6/12/24 (GBP) (6) 91,424 228
14,113
Water Utilities  0.0%
California Water Service Group  19,404 968

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  6,656 359
1,327
Total Utilities 43,966
Total Miscellaneous Common Stocks  0.1%  (10) 4,657
Total Common Stocks (Cost $1,325,393) 2,335,802
CONVERTIBLE BONDS  0.0%
Kardium , 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $113 (6)(7)(8) 112,600 113
Total Convertible Bonds (Cost $113) 113
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (6)(7)
(8)(9) 17,718 78
78
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (6)(7)(8) 41,545 41
41
Total Consumer Discretionary 119
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (6)(7)(8) 32 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (6)
(7)(8) 2,133 156
Total Financials 156
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (6)(7)(8) 38,898 141
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (6)(7)(8) 22,236 81
222

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.0%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $120 (6)(7)
(8) 118,345 101
101
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (6)(7)(8) 92,428 158
158
Life Sciences Tools & Services  0.1%
Cleerly , Series C, Acquisition Date: 7/8/22, Cost $118 (6)(7)(8) 10,046 90
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $128 (6)(7)
(8) 14,444 27
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (6)(7)(8) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (6)(7)(8) 5,896 358
1,190
Total Health Care 1,671
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (6)(7)(8) 2,868 101
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (6)(7)
(8) 50,717 247
348
Air Freight & Logistics  0.0%
Flexe , Series C, Acquisition Date: 11/18/20, Cost $119 (6)(7)(8) 9,815 63
Flexe , Series D, Acquisition Date: 4/7/22, Cost $75 (6)(7)(8) 3,669 23
86
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (6)
(7)(8) 6,676 19
19
Professional Services  0.0%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $67 (6)(7)(8) 14,736 64
Checkr , Series D, Acquisition Date: 9/6/19, Cost $263 (6)(7)(8) 26,046 112
176
Total Industrials & Business Services 629

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (6)(7)(8) 6,732 48
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (6)(7)
(8) 2,367 17
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $— (6)
(7)(8) 7 —
ServiceTitan , Series D, Acquisition Date: 11/9/18, Cost $87 (6)
(7)(8) 3,321 262
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $22 (6)
(7)(8) 204 16
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (6)(7)(8) 610 21
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (6)(7)(8) 60 2
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $2 (6)(7)(8) 70 2
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (6)(7)(8) 7,740 263
631
Software  0.1%
Canva , Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (6)(7)(8) 30 32
Canva , Series A-3, Acquisition Date: 12/17/21, Cost $3 (6)(7)(8) 2 2
Databricks , Series G, Acquisition Date: 2/1/21, Cost $260 (6)
(7)(8) 4,398 323
Databricks , Series H, Acquisition Date: 8/31/21, Cost $765 (6)
(7)(8) 10,416 766
Databricks , Series I, Acquisition Date: 9/14/23, Cost $88 (6)(7)
(8) 1,201 88
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (6)(7)(8) 12,516 233
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (6)(7)(8) 20,748 85
Nuro , Series D, Acquisition Date: 10/29/21, Cost $124 (6)(7)(8) 5,932 24
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $118 (6)(7)(8) 23,436 124
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (6)(7)(8) 20,060 114
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (6)(7)(8) 1,875 11
Socure , Series A, Acquisition Date: 12/22/21, Cost $56 (6)(7)(8) 3,491 22
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $46 (6)(7)
(8) 2,865 18
Socure , Series B, Acquisition Date: 12/22/21, Cost $1 (6)(7)(8) 52 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure , Series E, Acquisition Date: 10/27/21, Cost $107 (6)(7)
(8) 6,640 41
1,883
Total Information Technology 2,514
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (6)(7)(8) 3,356 160
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (6)(7)
(8) 5,247 106
266
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (6)(7)(8) 5,255 385
385
Total Materials 651
Total Convertible Preferred Stocks (Cost $6,376) 5,740
CORPORATE BONDS  1.8%
AbbVie, 4.05%, 11/21/39  355,000 308
AbbVie, 4.50%, 5/14/35  302,000 284
AbbVie, 5.05%, 3/15/34  335,000 331
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 312
AerCap Ireland Capital, 5.10%, 1/19/29  150,000 147
AGCO, 5.80%, 3/21/34  60,000 60
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 33
American Electric Power, 5.20%, 1/15/29  170,000 169
American Tower, 5.20%, 2/15/29  90,000 89
American Tower, 5.45%, 2/15/34  260,000 257
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  335,000 334
Aon, 2.80%, 5/15/30  80,000 70
Astrazeneca Finance, 5.00%, 2/26/34  370,000 365
AT&T, 3.50%, 9/15/53  159,000 107
Athene Global Funding, 5.684%, 2/23/26 (1) 335,000 334
Atlassian , 5.25%, 5/15/29  75,000 75
Autostrade per l'Italia , 2.00%, 1/15/30 (EUR)  250,000 242
BAE Systems, 5.30%, 3/26/34 (1) 200,000 197
Baltimore Gas & Electric, 5.40%, 6/1/53  105,000 101
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (11) 200,000 200
Bank of America, VR, 1.898%, 7/23/31 (11) 1,695,000 1,380
Bank of America, VR, 5.819%, 9/15/29 (11) 710,000 720

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon, VR, 5.188%, 3/14/35 (11) 225,000 221
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 260,000 280
Barclays, VR, 2.852%, 5/7/26 (11) 200,000 195
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 199
Barclays, VR, 5.69%, 3/12/30 (11) 210,000 210
Barclays, VR, 6.692%, 9/13/34 (5)(11) 365,000 386
BAT Capital, 2.259%, 3/25/28  80,000 71
BAT Capital, 6.00%, 2/20/34  130,000 132
BAT Capital, 6.343%, 8/2/30  45,000 47
BAT Capital, 7.079%, 8/2/43  110,000 117
BAT Capital, 7.081%, 8/2/53  210,000 226
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 280
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 101
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 65
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 193
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 211
BNP Paribas, VR, 5.738%, 2/20/35 (1)(11) 305,000 303
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 174
Boeing, 3.25%, 2/1/28  55,000 50
Boeing, 3.75%, 2/1/50  76,000 50
Boeing, 5.04%, 5/1/27  320,000 313
Boeing, 6.388%, 5/1/31 (1) 125,000 127
Boeing, 6.528%, 5/1/34 (1) 290,000 294
Boeing, 6.858%, 5/1/54 (1) 95,000 96
Booz Allen Hamilton, 5.95%, 8/4/33  95,000 98
Boston Gas, 6.119%, 7/20/53 (1) 75,000 74
Bristol-Myers Squibb, 5.55%, 2/22/54  105,000 103
Bristol-Myers Squibb, 5.65%, 2/22/64  140,000 137
Bristol-Myers Squibb, 6.25%, 11/15/53  162,000 174
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 52
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 473
Broadcom, 2.60%, 2/15/33 (1) 175,000 139
Broadcom, 3.419%, 4/15/33 (1) 240,000 205
CaixaBank , VR, 6.037%, 6/15/35 (1)(11) 290,000 290
CaixaBank , VR, 6.208%, 1/18/29 (1)(11) 260,000 264
CaixaBank , VR, 6.684%, 9/13/27 (1)(11) 225,000 229
CaixaBank , VR, 6.84%, 9/13/34 (1)(11) 265,000 281
Capital One Financial, 3.75%, 3/9/27  50,000 48
Capital One Financial, VR, 2.359%, 7/29/32 (11) 182,000 142
Capital One Financial, VR, 3.273%, 3/1/30 (11) 130,000 117
Capital One Financial, VR, 5.247%, 7/26/30 (11) 75,000 73
Capital One Financial, VR, 5.468%, 2/1/29 (11) 410,000 406
Capital One Financial, VR, 5.70%, 2/1/30 (11) 49,000 49

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, VR, 6.051%, 2/1/35 (11) 135,000 136
Capital One Financial, VR, 7.624%, 10/30/31 (11) 45,000 49
Carvana , 12.00%, 12/1/28, (12.00% PIK) (1)(12) 284,759 297
Carvana , 13.00%, 6/1/30, (13.00% PIK) (1)(12) 428,984 441
Carvana , 14.00%, 6/1/31, (14.00% PIK) (1)(12) 510,613 537
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 91
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  300,000 284
Centene , 2.50%, 3/1/31  260,000 212
Centene , 2.625%, 8/1/31  685,000 556
Centene , 4.25%, 12/15/27  50,000 47
Centene , 4.625%, 12/15/29  231,000 216
Charter Communications Operating, 2.80%, 4/1/31  305,000 248
Charter Communications Operating, 3.75%, 2/15/28  130,000 121
Charter Communications Operating, 5.25%, 4/1/53  330,000 260
Charter Communications Operating, 6.484%, 10/23/45  50,000 46
Charter Communications Operating, 6.65%, 2/1/34  290,000 294
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  120,000 119
Cheniere Energy, 4.625%, 10/15/28  100,000 97
Cheniere Energy, 5.65%, 4/15/34 (1) 245,000 243
Cheniere Energy Partners, 4.50%, 10/1/29  67,000 64
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 370,000 367
Cheniere Energy Partners, 5.95%, 6/30/33  195,000 196
Citigroup, 4.45%, 9/29/27  75,000 73
Citigroup, VR, 3.106%, 4/8/26 (11) 110,000 108
Citigroup, VR, 5.827%, 2/13/35 (11) 840,000 832
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 235
Comcast, 3.25%, 11/1/39  300,000 229
Continental Resources, 4.375%, 1/15/28  50,000 48
Corebridge Financial, 3.85%, 4/5/29  50,000 46
Corebridge Financial, 3.90%, 4/5/32  245,000 219
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 50
Crown Castle, 2.25%, 1/15/31  230,000 188
Crown Castle, 4.80%, 9/1/28  50,000 49
Crown Castle, 5.60%, 6/1/29  185,000 186
Crown Castle, 5.80%, 3/1/34  120,000 121
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 347
CVS Health, 5.05%, 3/25/48  491,000 424
CVS Health, 5.625%, 2/21/53  225,000 209
CVS Health, 5.875%, 6/1/53  125,000 120
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 260,000 256
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 200,000 200

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 170,000 168
Diamondback Energy, 5.15%, 1/30/30  85,000 84
Diamondback Energy, 5.40%, 4/18/34  380,000 374
Diamondback Energy, 5.75%, 4/18/54  130,000 125
Diamondback Energy, 5.90%, 4/18/64  160,000 154
Diamondback Energy, 6.25%, 3/15/53  115,000 119
Dollar General, 5.45%, 7/5/33  18,000 18
DTE Energy, 4.875%, 6/1/28  45,000 44
DTE Energy, 5.10%, 3/1/29  340,000 335
Duke Energy, 5.00%, 8/15/52  295,000 257
Duke Energy, 6.10%, 9/15/53  135,000 138
Edison International, 6.95%, 11/15/29  45,000 48
Elevance Health, 5.125%, 2/15/53  115,000 106
Eli Lilly, 4.70%, 2/9/34  380,000 369
Enbridge, 5.30%, 4/5/29  145,000 144
Enbridge, 5.625%, 4/5/34  200,000 198
Enbridge, 6.20%, 11/15/30  75,000 78
Enbridge, 6.70%, 11/15/53  120,000 131
Energy Transfer, 2.90%, 5/15/25  465,000 452
Energy Transfer, 5.55%, 5/15/34  130,000 128
Energy Transfer, 5.95%, 5/15/54  85,000 82
Energy Transfer, 6.40%, 12/1/30  160,000 167
Energy Transfer, 6.55%, 12/1/33  80,000 84
Engie , 5.25%, 4/10/29 (1) 200,000 199
Engie , 5.625%, 4/10/34 (1) 200,000 200
Eni, 5.50%, 5/15/34 (1) 200,000 199
Eni, 5.95%, 5/15/54 (1) 230,000 228
Eversource Energy, 5.85%, 4/15/31  190,000 192
Eversource Energy, 5.95%, 7/15/34  360,000 362
Exelon, 5.45%, 3/15/34  125,000 124
Exelon, 5.60%, 3/15/53  380,000 366
Fifth Third Bancorp, 2.375%, 1/28/25  50,000 49
Fifth Third Bancorp, 2.55%, 5/5/27  25,000 23
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 77
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 80,000 79
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 170,000 174
FirstEnergy, 2.65%, 3/1/30  85,000 73
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 34
FirstEnergy, Series C, 3.40%, 3/1/50  285,000 188
Fiserv, 4.20%, 10/1/28  50,000 48
Ford Motor, 9.625%, 4/22/30  40,000 46
Ford Motor Credit, 5.80%, 3/5/27  380,000 379
Ford Motor Credit, 6.798%, 11/7/28  200,000 207

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  99,000 95
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
General Motors Financial, 5.55%, 7/15/29  185,000 184
General Motors Financial, 5.80%, 6/23/28  90,000 91
Georgia Power, 4.95%, 5/17/33  240,000 233
Georgia Power, 5.25%, 3/15/34  165,000 164
GLP Capital, 3.35%, 9/1/24  60,000 60
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 647
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 262
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 100,000 95
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 315,000 307
HCA, 2.375%, 7/15/31  100,000 82
HCA, 3.50%, 9/1/30  249,000 222
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 73
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 238
Humana, 4.875%, 4/1/30  230,000 224
Humana, 5.375%, 4/15/31  220,000 217
Humana, 5.75%, 4/15/54  90,000 87
Humana, 5.95%, 3/15/34  135,000 137
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 79
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 50
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 70
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 98
Icon Investments Six, 5.849%, 5/8/29  200,000 202
Icon Investments Six, 6.00%, 5/8/34  200,000 203
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 80,000 78
ING Groep , VR, 6.114%, 9/11/34 (11) 400,000 412
Ingersoll Rand, 5.314%, 6/15/31  120,000 120
Ingersoll Rand, 5.45%, 6/15/34  100,000 100
Ingersoll Rand, 5.70%, 6/15/54  80,000 81
Interpublic Group, 4.65%, 10/1/28  110,000 107
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 66
IPALCO Enterprises, 5.75%, 4/1/34 (1) 140,000 138
IQVIA, 6.25%, 2/1/29  195,000 199
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 60
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 110,000 96
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 485,000 419
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 140,000 138
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 130,000 128
Kilroy Realty, 3.45%, 12/15/24  470,000 464
Las Vegas Sands, 3.50%, 8/18/26  95,000 90
Las Vegas Sands, 5.90%, 6/1/27  55,000 55

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lowe's, 4.25%, 4/1/52  59,000 46
Lowe's, 5.625%, 4/15/53  80,000 77
Lowe's, 5.75%, 7/1/53  80,000 79
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 198
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 167
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 149
Mars, 4.75%, 4/20/33 (1) 220,000 212
Marsh & McLennan, 5.70%, 9/15/53  285,000 286
Mattel, 5.875%, 12/15/27 (1) 215,000 213
Meta Platforms, 5.60%, 5/15/53  310,000 313
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 150,000 147
Micron Technology, 5.327%, 2/6/29  115,000 115
Micron Technology, 6.75%, 11/1/29  155,000 164
MidAmerican Energy, 5.85%, 9/15/54  90,000 92
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 342
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 225,000 223
Motorola Solutions, 5.00%, 4/15/29  95,000 93
Motorola Solutions, 5.40%, 4/15/34  115,000 114
Netflix, 4.625%, 5/15/29 (EUR)  290,000 327
NextEra Energy Capital Holdings, 2.44%, 1/15/32  131,000 107
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 130
NiSource, 5.25%, 3/30/28  45,000 45
NRG Energy, 4.45%, 6/15/29 (1) 85,000 80
Occidental Petroleum, 6.125%, 1/1/31  225,000 230
Occidental Petroleum, 6.20%, 3/15/40  115,000 115
Occidental Petroleum, 6.375%, 9/1/28  65,000 67
Occidental Petroleum, 6.625%, 9/1/30  310,000 324
Occidental Petroleum, 7.50%, 5/1/31  185,000 204
Occidental Petroleum, 8.875%, 7/15/30  540,000 616
ONEOK, 5.65%, 11/1/28  45,000 45
ONEOK, 5.80%, 11/1/30  130,000 132
ONEOK, 6.05%, 9/1/33  130,000 133
Oracle, 4.90%, 2/6/33  240,000 231
Ovintiv , 5.65%, 5/15/28  95,000 96
Owens Corning, 5.70%, 6/15/34  130,000 130
Owens Corning, 5.95%, 6/15/54  135,000 135
Pacific Gas & Electric, 2.10%, 8/1/27  74,000 67
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 169
Pacific Gas & Electric, 4.55%, 7/1/30  245,000 231
Pacific Gas & Electric, 5.80%, 5/15/34  185,000 185
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 80
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 84
Pacific Gas & Electric, 6.75%, 1/15/53  195,000 206

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 6.95%, 3/15/34  135,000 146
PacifiCorp, 5.30%, 2/15/31  200,000 198
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 561
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 139
Pfizer Investment Enterprises, 5.34%, 5/19/63  220,000 207
Philip Morris International, 5.125%, 2/15/30  150,000 149
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 70,000 70
PNC Financial Services Group, VR, 6.875%, 10/20/34 (11) 135,000 146
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 202
Revvity , 1.90%, 9/15/28  185,000 160
Revvity , 2.25%, 9/15/31  100,000 81
Revvity , 3.30%, 9/15/29  109,000 99
Rogers Communications, 3.80%, 3/15/32  150,000 133
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52  720,000 584
Rogers Communications, 5.00%, 2/15/29  270,000 265
Rogers Communications, 5.30%, 2/15/34  305,000 296
Ross Stores, 1.875%, 4/15/31  260,000 211
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 53
Santander Holdings USA, VR, 6.124%, 5/31/27 (11) 65,000 65
Santander Holdings USA, VR, 6.342%, 5/31/35 (11) 315,000 315
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 545,000 516
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 227
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 259
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 35
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 190
Sempra, 3.40%, 2/1/28  50,000 47
Sempra, 3.70%, 4/1/29  75,000 70
Societe Generale , VR, 5.519%, 1/19/28 (1)(11) 490,000 484
Societe Generale , VR, 5.634%, 1/19/30 (1)(11) 240,000 238
Solventum , 5.40%, 3/1/29 (1) 230,000 229
Solventum , 5.60%, 3/23/34 (1) 240,000 236
Solventum , 5.90%, 4/30/54 (1) 245,000 235
Solventum , 6.00%, 5/15/64 (1) 245,000 234
Southern, 5.20%, 6/15/33  355,000 348
Southern, 5.70%, 3/15/34  285,000 289
Southern California Edison, 5.45%, 6/1/31  65,000 65
Southern California Edison, 5.70%, 3/1/53  115,000 112
Sprint Capital, 6.875%, 11/15/28  305,000 321
Sprint Capital, 8.75%, 3/15/32  215,000 256
Standard Chartered, VR, 5.905%, 5/14/35 (1)(11) 420,000 420
Stanley Black & Decker, 2.75%, 11/15/50  99,000 56

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sutter Health, 5.164%, 8/15/33  75,000 75
T-Mobile USA, 5.75%, 1/15/54  465,000 463
T-Mobile USA, 6.00%, 6/15/54  275,000 284
Targa Resources, 6.15%, 3/1/29  91,000 93
Targa Resources Partners, 5.00%, 1/15/28  45,000 44
Targa Resources Partners, 5.50%, 3/1/30  320,000 315
Targa Resources Partners, 6.875%, 1/15/29  57,000 58
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 100,000 99
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 305,000 304
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 285,000 243
UBS Group, VR, 6.301%, 9/22/34 (1)(11) 200,000 208
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 480,000 505
UBS Group, VR, 9.25% (1)(11)(13) 200,000 213
UnitedHealth Group, 4.50%, 4/15/33  225,000 214
UnitedHealth Group, 5.00%, 4/15/34  325,000 318
UnitedHealth Group, 5.05%, 4/15/53  365,000 340
UnitedHealth Group, 5.875%, 2/15/53  185,000 193
VF, 2.95%, 4/23/30  239,000 193
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 85
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 106
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 210,000 208
Walt Disney, 3.60%, 1/13/51  135,000 100
Warnermedia Holdings, 3.755%, 3/15/27  326,000 309
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,773,000 1,525
Western Midstream Operating, 4.50%, 3/1/28  50,000 48
Western Midstream Operating, 6.35%, 1/15/29  45,000 46
Westlake, 1.625%, 7/17/29 (EUR)  300,000 288
Xcel Energy, 3.40%, 6/1/30  255,000 228
Total Corporate Bonds (Cost $62,165) 60,523
EQUITY MUTUAL FUNDS  12.7%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 5,676,635 176,884
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 7,109,842 68,539
T. Rowe Price Real Assets Fund - I Class (3) 12,301,532 179,110
Total Equity Mutual Funds (Cost $416,032) 424,533
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.1%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  200,000 196
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 196
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 204
Freeport Indonesia, 5.315%, 4/14/32  260,000 251

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gaci First Investment, 4.875%, 2/14/35  245,000 231
Gaci First Investment, 5.125%, 2/14/53  420,000 360
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 200,000 194
Petroleos Mexicanos , 6.50%, 3/13/27  620,000 587
Republic of Panama, 7.50%, 3/1/31  455,000 471
Republic of Romania, 5.875%, 1/30/29 (1) 270,000 268
United Mexican States, 5.00%, 5/7/29  240,000 234
United Mexican States, 6.00%, 5/7/36  230,000 226
Total Foreign Government Obligations & Municipalities
(Cost $3,408) 3,418
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 48
48
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  51,429 55
55
Total Municipal Securities (Cost $102) 103
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Bayview MSR Opportunity Master Fund Trust, Series 2021-4,
Class A20, CMO, ARM, 2.50%, 10/25/51 (1) 252,431 195
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.591%, 11/15/34 (1) 135,000 17
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 117,550 101
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 595,000 596
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.728%, 10/15/36 (1) 150,000 148
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 251,396 195
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 102
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 84
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 104,389 84
Cold Storage Trust, Series 2020-ICE5, Class A, ARM, 1M TSFR
+ 1.014%, 6.334%, 11/15/37 (1) 132,704 133

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 21,375 20
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  121,182 119
Commercial Mortgage Trust, Series 2017-PANW, Class A,
3.244%, 10/10/29 (1) 480,000 442
Commercial Mortgage Trust, Series 2017-PANW, Class B,
ARM, 3.413%, 10/10/29 (1) 170,000 155
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.438%, 2/25/30  16,560 17
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 112,475 106
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM,
PRIME + 0.00%, 8.50%, 6/15/34 (1) 360,000 360
Finance of America HECM Buyout, Series 2022-HB2, Class
A1A, ARM, 4.00%, 8/1/32 (1) 102,891 102
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 73,372 69
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 13,847 12
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 53,724 47
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 9,552 9
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.802%, 7/25/44 (1) 2,399 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 152,283 125
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class
A4, CMO, ARM, 2.50%, 11/25/51 (1) 192,003 149
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class
A4, CMO, ARM, 2.50%, 2/25/52 (1) 193,028 150
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 82,172 67
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 74
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 41,818 37
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 48,509 43
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 155,242 130
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,794 3
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 6,286 6

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 156,918 129
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.784%, 8/15/38 (1) 446,284 435
MARQ Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.91%, 6/15/29 (1) 120,000 120
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 155,000 155
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 92,876 94
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 156,937 123
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 107,488 94
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 89,888 91
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.692%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  65,923 61
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 101,555 91
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 17,833 16
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 4,519 4
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 14,163 13
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 42,589 39
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 2,534 2
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.574%, 5/25/44 (1) 185,000 185
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M TSFR + 1.114%, 6.439%, 10/25/59 (1) 111,871 113
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 203,471 157
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 111,003 91
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 100,000 100
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 347

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 73
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $7,674) 6,884
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing . h.c . F. Porsche (EUR)  32,276 2,681
Total Consumer Discretionary 2,681
Total Preferred Stocks (Cost $2,730) 2,681
PRIVATE INVESTMENT COMPANIES  2.0%
Blackstone Partners Offshore Fund (6)(7) 27,065 66,169
Total Private Investment Companies (Cost $42,103) 66,169
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  2.0%
U.S. Government Agency Obligations  1.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  46,376 44
3.00%, 12/1/42 - 2/1/47  269,018 236
3.50%, 8/1/42 - 3/1/46  439,174 399
4.00%, 10/1/40 - 12/1/41  92,916 86
4.50%, 6/1/39 - 5/1/42  130,738 127
5.00%, 7/1/25 - 8/1/40  37,490 36
5.50%, 1/1/40  78 —
6.00%, 3/1/33 - 8/1/38  36,883 38
6.50%, 9/1/32  1,908 2
7.00%, 6/1/32  375 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.785%, 6.035%, 2/1/37  340 —
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  3,700 4
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  3,100 3
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  41,790 36
2.00%, 8/1/36 - 9/1/52  4,561,045 3,578
2.50%, 3/1/42 - 5/1/52  3,703,722 3,024
3.00%, 5/1/31 - 8/1/52  2,596,239 2,261
3.50%, 6/1/35 - 11/1/52  1,002,673 898

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 8/1/37 - 5/1/52  371,127 347
4.50%, 5/1/50 - 11/1/52  752,823 705
5.00%, 9/1/52 - 11/1/53  293,963 283
5.50%, 8/1/53 - 2/1/54  694,599 684
6.00%, 9/1/53  126,082 126
6.50%, 1/1/54  69,720 71
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  37,515 33
3.50%, 6/1/42 - 5/1/46  295,151 267
4.00%, 11/1/40  93,105 88
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  636 1
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  1,636 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  557 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,216,321 1,019
2.00%, 5/1/36 - 6/1/52  14,238,038 11,353
2.50%, 8/1/30 - 6/1/52  8,635,627 7,121
3.00%, 1/1/27 - 4/1/52  4,731,592 4,129
3.50%, 2/1/35 - 7/1/50  2,142,344 1,940
4.00%, 7/1/35 - 12/1/52  2,760,302 2,548
4.50%, 7/1/39 - 8/1/52  1,825,654 1,731
5.00%, 3/1/25 - 11/1/53  1,699,860 1,651
5.50%, 9/1/34 - 2/1/54  1,586,031 1,566
6.00%, 2/1/33 - 1/1/54  2,178,800 2,196
6.50%, 7/1/32 - 1/1/54  653,960 668
UMBS, TBA (14)
3.50%, 6/1/54  840,000 736
5.00%, 6/1/54  685,000 659
5.50%, 6/1/54  315,000 310
6.00%, 6/1/54  90,000 90
6.50%, 6/1/54  560,000 569
51,665
U.S. Government Obligations  0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  145,352 123
2.00%, 1/20/51 - 3/20/52  3,564,742 2,859
2.50%, 8/20/50 - 3/20/52  3,733,816 3,113
3.00%, 9/15/42 - 6/20/52  2,807,334 2,430
3.50%, 12/20/42 - 7/20/52  1,998,189 1,809
4.00%, 7/20/42 - 10/20/52  1,781,072 1,647
4.50%, 11/20/39 - 4/20/53  1,157,527 1,103
5.00%, 7/20/39 - 6/20/49  472,693 467

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 1/20/36 - 3/20/49  248,629 252
6.00%, 12/20/38  13,851 14
6.50%, 3/15/26  93 —
8.00%, 10/20/25  9 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  25,145 22
3.50%, 10/20/50  135,000 109
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  21,564 3
4.00%, 2/20/43  12,044 1
Government National Mortgage Assn., TBA (14)
2.50%, 6/20/54  365,000 304
5.00%, 6/20/54  620,000 602
5.50%, 6/20/53  795,000 789
6.00%, 6/20/54  785,000 790
6.50%, 6/20/54  435,000 442
16,879
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $73,790) 68,544
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.2%
U.S. Treasury Obligations  2.2%
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,454
U.S. Treasury Bonds, 3.875%, 2/15/43 (15) 2,195,000 1,963
U.S. Treasury Bonds, 4.00%, 11/15/42 (15)(16) 4,305,000 3,924
U.S. Treasury Bonds, 4.25%, 2/15/54  3,775,000 3,541
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 339
U.S. Treasury Bonds, 4.50%, 2/15/44  7,320,000 7,105
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 837
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  1,749,103 1,646
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  8,259,633 7,985
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,715
U.S. Treasury Notes, 3.25%, 6/30/27  4,080,000 3,918
U.S. Treasury Notes, 4.125%, 6/15/26 (15) 6,590,000 6,496
U.S. Treasury Notes, 4.50%, 7/15/26 (15) 4,600,000 4,568
U.S. Treasury Notes, 4.625%, 9/15/26 (15)(16) 10,732,500 10,691
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,415
U.S. Treasury Notes, 4.625%, 9/30/28  10,750,000 10,780
74,377
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $75,602) 74,377

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(17) 28,783,801 28,784
Total Short-Term Investments (Cost $28,784) 28,784
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (3)(17) 8,459,590 8,460
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,460
Total Securities Lending Collateral (Cost $8,460) 8,460
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/21/24 @
$107.75 (6) 67 7,289 16
Total Exchange-Traded Options Purchased (Cost $33) 16
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 1,666 50
Barclays Bank
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 2,938 88

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 1,469 44
Morgan Stanley
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 1,469 44
Morgan Stanley
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 2,938 89
Total OTC Options Purchased (Cost $331) 315
Total Options Purchased (Cost $364) 331
Total Investments in Securities
100.3% of Net Assets
(Cost $2,373,640) $ 3,350,854
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $36,409 and represents 1.1% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) See Note 4. All or a portion of this security is on loan at May 31, 2024.
(6) Non-income producing
(7) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,115 and represents 0.2% of net assets.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,291 and represents 0.2% of net assets.
(15) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) All or a portion of this security is pledged to cover or as collateral for written call options at May 31, 2024.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PRIME Prime rate
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 13,377 (122)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 23,703 (217)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 11,669 (107)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/21/24 @ $77.00 1,657 12,780 (46)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/21/24 @ $76.00 5,905 45,545 (77)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 12,180 (112)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 23,704 (217)
Morgan Stanley
S&P 500 Index, Call,
7/19/24 @ $5,250.00 395 208,462 (4,977)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
7/19/24 @ $77.00 2,499 19,275 (95)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
7/19/24 @ $76.00 2,499 19,275 (75)
Total Options Written (Premiums $(4,295)) $ (6,045)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 4,349 53 112 (59)
Total Bilateral Credit Default Swaps, Protection
Bought 112 (59)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (EUR) 47 — — —
Total Bilateral Credit Default Swaps, Protection
Sold — —
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 269 (2) (2) —
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + (0.00)%) at Maturity,
6/20/24 303 2 (2) 4
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 304 (3) (2) (1)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + (0.00)%) at Maturity,
6/20/24 304 (2) (3) 1
Total Bilateral Total Return Swaps (9) 4
Total Bilateral Swaps 103 (55)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 290 4 — 4
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 1,693 132 121 11
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 18,231 445 402 43
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 4,753 21 12 9
Total Centrally Cleared Credit Default Swaps,
Protection Sold 67
Total Centrally Cleared Swaps 67
Net payments (receipts) of variation margin to date (62)
Variation margin receivable (payable) on centrally cleared swaps $ 5
*
Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $9.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/23/24 USD 1,390 EUR 1,274 $ 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 77 MSCI EAFE Index contracts 6/24 (9,125) $ (122)
Long, 337 S&P 500 E-Mini Index contracts 6/24 89,229 236
Long, 26 U.S. Treasury Notes five year contracts 9/24 2,751 (1)
Short, 136 U.S. Treasury Notes two year contracts 9/24 (27,704) (13)
Long, 58 Ultra U.S. Treasury Bonds contracts 9/24 7,101 (88)
Short, 79 Ultra U.S. Treasury Notes ten year
contracts 9/24 (8,850) 20
Net payments (receipts) of variation margin to date 352
Variation margin receivable (payable) on open futures contracts $ 384

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 9.60%  $ — $ 27 $ 1
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.27%  (363) 2,869 2,240
T. Rowe Price Institutional Emerging Markets
Equity Fund  (866) (3,114) 3,240
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.44%  (194) 674 1,384
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.20%  (178) 1,670 2,705
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.82%  (55) 1,882 1,962
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 9.22%  — 99 28
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (1,210) 2,579 4,103
T. Rowe Price Real Assets Fund - I Class  — 18,774 3,078
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.71%  — (7,973) 2,581
T. Rowe Price Government Reserve Fund,
5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 3,132
Affiliates not held at period end — — 4
Totals $ (2,866)# $ 17,487 $ 24,458+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Inflation
Protected Bond Fund - I Class,
9.60%  $ 6 $ 4,401 $ — $ 4,434
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.27%  37,222 2,252 1,363 40,980
T. Rowe Price Institutional
Emerging Markets Equity
Fund  172,824 10,040 2,866 176,884
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.44%  17,585 1,390 3,934 15,715
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.20%  38,290 2,720 1,178 41,502
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.82%  63,900 2,674 305 68,151
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 9.22%  87 7,638 — 7,824
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  73,067 4,103 11,210 68,539
T. Rowe Price Real Assets
Fund - I Class  113,343 46,993 — 179,110
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.71%  71,408 4,095 — 67,530
T. Rowe Price Government
Reserve Fund, 5.39% 394  ¤  ¤ 8,460
T. Rowe Price Treasury
Reserve Fund, 5.38% 74,736  ¤  ¤ 28,784
Total $ 707,913^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $24,458 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $755,399.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,373,640) $ 3,350,854
Receivable for investment securities sold 6,880
Dividends and interest receivable 5,126
Receivable for shares sold 757
Foreign currency (cost $593) 593
Variation margin receivable on futures contracts 384
Cash 134
Bilateral swap premiums paid 112
Variation margin receivable on centrally cleared swaps 5
Unrealized gain on bilateral swaps 5
Unrealized gain on forward currency exchange contracts 3
Other assets 6,886
Total assets 3,371,739
Liabilities
Payable for investment securities purchased 11,082
Obligation to return securities lending collateral 8,460
Options written (premiums $4,295) 6,045
Investment management fees payable 1,249
Payable for shares redeemed 649
Due to affiliates 87
Unrealized loss on bilateral swaps 60
Bilateral swap premiums received 9
Payable to directors 2
Other liabilities 4,697
Total liabilities 32,340
NET ASSETS $ 3,339,399

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,027,108
Paid-in capital applicable to 84,171,787 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 2,312,291
NET ASSETS $ 3,339,399
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,393,828; Shares outstanding: 35,162,310) $ 39.64
I Class
(Net assets: $1,945,571; Shares outstanding: 49,009,477) $ 39.70

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,610) $ 61,508
    Interest 9,404
Securities lending 80
Other 3
Total income 70,995
Expenses
Investment management 18,530
Shareholder servicing
Investor Class $ 2,077
I Class 179 2,256
Prospectus and shareholder reports
Investor Class 76
I Class 17 93
Custody and accounting 402
Legal and audit 76
Registration 60
Proxy and annual meeting 23
Directors 11
Miscellaneous 132
Waived / paid by Price Associates (4,435)
Total expenses 17,148
Net investment income 53,847

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 180,230
Futures 15,474
Swaps 119
Options written (25,339)
Forward currency exchange contracts (99)
Foreign currency transactions (11)
Net realized gain 170,374
Change in net unrealized gain / loss
Securities 355,232
Futures 766
Swaps (65)
Options written (1,569)
Forward currency exchange contracts 41
Other assets and liabilities denominated in foreign currencies 58
Change in net unrealized gain / loss 354,463
Net realized and unrealized gain / loss 524,837
INCREASE IN NET ASSETS FROM OPERATIONS $ 578,684

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 53,847 $ 46,207
Net realized gain (loss) 170,374 (21,607)
Change in net unrealized gain / loss 354,463 (64,108)
Increase (decrease) in net assets from operations 578,684 (39,508)
Distributions to shareholders
Net earnings
Investor Class (25,335) (95,888)
I Class (35,719) (115,051)
Decrease in net assets from distributions (61,054) (210,939)
Capital share transactions
*
Shares sold
Investor Class 94,501 124,944
I Class 286,393 241,711
Distributions reinvested
Investor Class 24,672 93,496
I Class 35,055 112,982
Shares redeemed
Investor Class (307,223) (410,984)
I Class (324,674) (276,767)
Decrease in net assets from capital share
transactions (191,276) (114,618)
Net Assets
Increase (decrease) during period 326,354 (365,065)
Beginning of period 3,013,045 3,378,110
End of period $ 3,339,399 $ 3,013,045
*Share information (000s)
Shares sold
Investor Class 2,594 3,696
I Class 7,865 7,278
Distributions reinvested
Investor Class 675 2,955
I Class 959 3,568
Shares redeemed
Investor Class (8,399) (12,312)
I Class (8,863) (8,256)
Decrease in shares outstanding (5,169) (3,071)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Growth Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the
Spectrum Moderate Growth Allocation Fund (Investor Class) and the Spectrum
Moderate Growth Allocation Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 232,105 $ — $ 232,105
Bond Mutual Funds 246,136 — — 246,136
Common Stocks 1,789,507 544,336 1,959 2,335,802
Convertible Bonds — — 113 113
Convertible Preferred Stocks — — 5,740 5,740
Equity Mutual Funds 424,533 — — 424,533
Preferred Stocks — 2,681 — 2,681
Private Investment
Companies — — 66,169 66,169
Short-Term Investments 28,784 — — 28,784
Securities Lending Collateral 8,460 — — 8,460
Options Purchased 16 315 — 331
Total Securities 2,497,436 779,437 73,981 3,350,854
Swaps* — 122 — 122
Forward Currency Exchange
Contracts — 3 — 3
Futures Contracts* 256 — — 256
Total $ 2,497,692 $ 779,562 $ 73,981 $ 3,351,235
Liabilities
Options Written $ — $ 6,045 $ — $ 6,045
Swaps — 7 — 7
Futures Contracts* 224 — — 224
Total $ 224 $ 6,052 $ — $ 6,276

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/
loss on Level 3 instruments held at May 31, 2024, totaled $5,515,000 for the year ended May 31, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
5/31/24
Investment in Securities
Common Stocks $ 3,405 $ 8 $ 600 $ (2,054) $ 1,959
Convertible Bonds 16 (16) 113 — 113
Convertible Preferred Stocks 7,902 (1,327) 88 (923) 5,740
Private Investment Companies 60,217 5,952 — — 66,169
Total $ 71,540 $ 4,617 $ 801 $ (2,977) $ 73,981

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 351
Foreign exchange derivatives Forwards 3
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 122
Equity derivatives Futures 236
^
,*
Total $ 712
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 877
Credit derivatives Bilateral Swaps and Premiums, Options
Written 300
Equity derivatives Futures, Options Written 5,099
Total $ 6,276

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 9 $ — $ (1,449) $ — $ (387) $ (1,827)
Foreign
exchange
derivatives (82) — — (99) — (181)
Credit
derivatives (30) 840 — — 506 1,316
Equity
derivatives — (26,179) 16,923 — — (9,256)
Total $ (103) $ (25,339) $ 15,474 $ (99) $ 119 $ (9,948)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (33) $ (458) $ 17 $ — $ — $ (474)
Foreign
exchange
derivatives 48 — — 41 — 89
Credit
derivatives — 225 — — (65) 160
Equity
derivatives — (1,336) 749 — — (587)
Total $ 15 $ (1,569) $ 766 $ 41 $ (65) $ (812)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $5,896,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, no collateral was pledged by counterparties to the fund for

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

bilateral derivatives. As of May 31, 2024, securities valued at $10,611,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 6% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 13% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $25,019,000 (0.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $8,011,000; the value of cash collateral and related investments was $8,460,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $980,618,000 and $1,163,037,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$353,725,000 and $335,231,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 61,054 $ 48,916
Long-term capital gain — 162,023
Total distributions $ 61,054 $ 210,939
($000s)
Cost of investments $ 2,428,808
Unrealized appreciation $ 1,126,326
Unrealized depreciation (209,672)
Net unrealized appreciation (depreciation) $ 916,654

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals. During the year ended May 31, 2024, the fund utilized $63,749,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 24,089
Undistributed long-term capital gain 86,373
Net unrealized appreciation (depreciation) 916,654
Loss carryforwards and deferrals (8)
Total distributable earnings (loss) $ 1,027,108

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the Investor Class was
not subject to a contractual expense limitation. During the limitation period,
Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. At May 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $111,000 for
Price Associates; $994,000 for T. Rowe Price Services, Inc.; and $63,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.94% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% $ 1
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 271
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 1,917
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 85

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$1,933,000 and $2,502,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Prior to January 1, 2024, Price Associates had voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. Price Associates has also voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2024, these reimbursements amounted to $24,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% $ 200
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 318
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 7
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 620
T. Rowe Price Real Assets Fund - I Class 0.64% 975
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 41
Total Management Fee Waived $ 4,435

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Growth Allocation
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Growth
Allocation Fund (one of the funds constituting T. Rowe Price Spectrum Funds
II, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31,
2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,762,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $39,471,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $18,753,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $19,909,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $819,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and that TRPIM has implemented information barriers restricting the sharing of investment information and voting activity with the Adviser and other Subadvisers. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and
shareholder communications. However, the Board noted that there are information

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

barriers between investment personnel of TRPIM and the Adviser and the other
Subadvisers that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay each Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Moderate Growth Allocation Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024